UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05693)

Exact name of registrant as specified in charter: Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments:

Putnam Europe Equity Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (98.1%)(a)
	Shares	Value

Finland (3.1%)
Nokia OYJ	477,349	$8,900,976

France (16.3%)
AXA SA	191,157	6,268,023
BNP Paribas SA	93,712	9,010,766
Gaz de France SA	150,750	7,889,758
Renault SA	28,160	1,820,020
Total SA	191,885	11,579,059
Vinci SA	60,880	2,876,985
Vivendi SA	243,532	7,622,482
		47,067,093

Germany (12.3%)
Allianz SE	51,142	7,035,185
BASF SE	146,896	7,041,603
Bayerische Motoren Werke (BMW) AG	123,248	4,808,215
E.On AG	206,805	10,475,489
MTU Aero Engines Holding AG	102,731	2,851,445
Tognum AG	166,245	3,284,933
		35,496,870

Greece (1.8%)
Hellenic Telecommunication Organization (OTE) SA	143,888	2,570,982
National Bank of Greece SA	60,695	2,495,507
		5,066,489

Ireland (0.6%)
Allied Irish Banks PLC	194,949	1,678,032

Italy (4.7%)
Enel SpA	861,356	7,181,891
Finmeccanica SpA	138,423	2,991,412
Saras SpA	143,625	596,075
UniCredito Italiano SpA	766,062	2,933,843
		13,703,221

Luxembourg (1.5%)
Arcelor Mittal	88,344	4,423,335

Netherlands (5.7%)
ING Groep NV	175,782	3,824,631
Koninklijke (Royal) KPN NV	500,936	7,221,735
Koninklijke Ahold NV	481,062	5,551,888
		16,598,254

Norway (4.7%)
DnB Holdings ASA	453,600	3,506,396
Petroleum Geo-Services ASA (NON)	118,850	1,578,829
StatoilHydro ASA	307,250	7,330,617
Yara International ASA	36,480	1,281,676
		13,697,518

Russia (0.5%)
Lukoil	25,384	1,524,687

Spain (2.9%)
Banco Santander Central Hispano SA	550,424	8,333,856

Switzerland (21.0%)
Credit Suisse Group	87,664	4,175,291
Nestle SA	258,481	11,183,815
Novartis AG	231,962	12,137,179
Roche Holding AG	71,116	11,090,001
Straumann Holding AG	11,441	3,141,848
Swisscom AG	24,326	7,267,644
Xstrata PLC	100,622	3,115,315
Zurich Financial Services AG	31,139	8,634,600
		60,745,693

United Kingdom (23.0%)
BAE Systems PLC	872,129	6,401,881
BG Group PLC	17,818	322,908
BHP Billiton PLC	340,809	7,710,759
BP PLC	1,508,830	12,563,161
Britvic PLC	633,430	2,310,898
Davis Service Group PLC	419,254	2,011,714
GKN PLC	725,950	2,553,638
GlaxoSmithKline PLC	481,830	10,411,690

Premier Foods PLC	2,027,652	2,724,172
Prudential PLC	717,252	6,603,429
Reckitt Benckiser PLC	155,940	7,551,822
Royal Bank of Scotland Group PLC	1,596,486	5,289,457
		66,455,529

Total common stocks (cost $330,353,452)		$283,691,553

SHORT-TERM INVESTMENTS (1.9%)(a)
	Principal
	amount/shares	Value

U.S. Treasury Bills 0.2%, October 9, 2008 (SEG)	$375,000	$374,983
Federated Prime Obligations Fund	5,100,398	5,100,398

Total short-term investments (cost $5,475,381)		$5,475,381

TOTAL INVESTMENTS

Total investments (cost $335,828,833) (b)		$289,166,934

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/08 (aggregate face value $56,152,732) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$17,198,732	$17,316,883	12/17/08	$(118,151)
Euro	24,269,785	24,651,240	12/17/08	(381,455)
Swedish Krona	10,158,621	10,505,495	12/17/08	(346,874)
Swiss Franc	3,665,750	3,679,114	12/17/08	(13,364)

Total				$(859,844)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/08 (aggregate face value $50,507,384) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Euro	$17,198,259	$17,384,151	12/17/08	$185,892
Norwegian Krone	14,380,503	14,581,919	12/17/08	201,416
Swedish Krona	2,407,947	2,450,945	12/17/08	42,998
Swiss Franc	15,960,692	16,090,369	12/17/08	129,677

Total				$559,983

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

Dow Jones Euro Stoxx 50 Index (Long)	39	$1,681,525	Dec-08	$(62,573)
FTSE 100 Index (Long)	15	1,326,448	Dec-08	(24,686)

Total				$(87,259)

NOTES

(a) Percentages indicated are based on net assets of $289,294,116.

(b) The aggregate identified cost on a tax basis is $338,270,849, resulting in gross unrealized appreciation and depreciation of $16,322,431 and $65,426,346, respectively, or net unrealized depreciation of $49,103,915.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

At September 30, 2008, liquid assets totaling $3,307,791 have been designated as collateral for open forward contracts and futures contracts.

The fund had the following industry concentrations greater than 10% at September 30, 2008 (as a percentage of net assets):

Oil and gas	11.7%
Pharmaceuticals	11.6
Banking	11.5
Insurance	11.2

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $26,389 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $19,711,210 and $27,746,705, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$5,100,398	$(87,259)

Level 2	$284,066,536	$(299,861)

Level 3	$-	$-

Total	$289,166,934	$(387,120)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 26, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 26, 2008